Crewing costs	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Crewing costs	Crewing costs
The following table summarizes our crew expenses, including crew benefits, during the six months ended June 30, 2023 and 2022, respectively.

	For the six months ended June 30,
In thousands of US dollars	2023	2022
Short-term crew benefits (i.e. wages, victualling, insurance)	$73,822	$81,510
Other crew related costs	11,225	12,775
	$85,047	$94,285